Document and Entity Information	Mar. 27, 2020
Cover [Abstract]
Entity Registrant Name	NORDSON CORP
Amendment Flag	false
Entity Central Index Key	0000072331
Document Type	8-K
Document Period End Date	Mar. 27, 2020
Entity Incorporation State Country Code	OH
Entity File Number	0-7977
Entity Tax Identification Number	34-0590250
Entity Address, Address Line One	28601 Clemens Road Westlake
Entity Address, City or Town	Westlake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44145
City Area Code	440
Local Phone Number	892-1580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	NDSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false